FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	October 2015	October 2019	1.22%
Receiving floating, pay fixed	50,000	November 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
	400,000

Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of our financial instruments at December 31, 2016 and December 31, 2015 are as follows:

	2016	2016	2015	2015
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	212,942	212,942	102,617	102,617
Restricted cash	54,112	54,112	48,872	48,872
Liabilities
Long term debt - floating	886,468	886,468	761,739	761,739
Long term debt - convertible bond	162,122	177,300	165,500	167,815
Long term debt - sellers credit	—	—	4,739	4,739

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	212,942	212,942	—	—
Restricted cash	54,112	54,112	—	—
Liabilities
Long term debt - floating	886,468	—	886,468	—
Long term debt - convertible bond	162,122	—	162,122	—
Long term debt - sellers credit	—	—	—	—

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	102,617	102,617	—	—
Restricted cash	48,872	48,872	—	—
Liabilities
Long term debt - floating	761,739	—	761,739	—
Long term debt - convertible bond	165,500	—	165,500
Long term debt - sellers credit	4,739	—	—	4,739